Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Summary of trade and other receivables

	As of
	January 1,	As of December 31,
	2024	2024	2025
Trade receivables, gross	14	12	7,345
Less: allowance for credit losses (Note 3.1(b)(ii))	—	—	(1,855)
Trade receivables, net	14	12	5,490

Rebate receivables	—	—	436
Deposits	148	196	1,121
Loans receivables (Note)	—	—	3,858
Interest receivables	—	11	127
Others	—	—	166
Sub-total	162	219	11,198

Prepaid media costs	—	—	4,363
Prepayments	40	137	1,458
VAT recoverable	—	—	101
Total trade and other receivables	202	356	17,120

Less: non-current rental deposits	—	—	(495)
	202	356	16,625

Note:

Loan balances of (i) US$1.8 million and (ii) US$2 million were provided to two independent third parties for investment purposes.

(i)Balance is unsecured, interest bearing at 3.5% per annum and has been fully settled in February 2026.

(ii)Balance is unsecured, interest bearing at 10% per annum and has been fully settled in March 2026.

	As of
	January 1,	As of December 31,
	2024	2024	2025
US$	14	33	3,174
HK$	—	42	4,095
RMB	—	—	3,444
SGD	148	144	261
Great British Pound (“GBP”)	—	—	160
Others	—	—	64
	162	219	11,198